Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares Plans shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share-based compensation plans | Plans	2
Intrinsic Value of Options, Exercised | $	$ 0	$ 535,000	$ 902,000
Intrinsic Value of Options, Outstanding | $	0		1,253,000
Intrinsic Value of Options, Exercisable | $	$ 0		$ 1,253,000
Closing stock price per share | $ / shares	$ 9.27	$ 20.90	$ 32.51
Proceeds from options exercised | $	$ 0	$ 2,097,000	$ 1,939,000
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout based on economic profit performance against target economic profit goals	0.00%	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout based on economic profit performance against target economic profit goals	200.00%	200.00%	200.00%
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 0
Stock options granted | shares	0	0
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock and restricted stock units granted | shares	351,762	554,491	462,697
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost | $	$ 8,600,000
Restricted stock and restricted stock units granted | shares	271,445	276,110	162,092
Vesting year	2020	2019	2018
Share-based compensation, weighed -average period for recognition	1 year 6 months
Non Employee Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense, directors fees | $	$ 0	$ 100,000	$ 100,000
Accumulated number of stock units outstanding | shares	36,379	40,189	41,051
Restricted stock and restricted stock units granted | shares	150,361	55,120	30,778
Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock and restricted stock units granted | shares	57,641	383,196	333,268
Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock and restricted stock units granted | shares	415,205	392,285	260,743
Terms of granting restricted stock and restricted stock units	the officer is still employed as of the anniversary date of the grant and the Company’s cumulative diluted adjusted earnings per share for the four calendar quarters immediately preceding the vesting date exceed the minimum as defined in the officers’ restricted stock agreement.
Executive Officer [Member] | Restricted Stock [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period, in years	3 years